Schedule of Allocation of Purchase Price (Details) - USD ($)	Aug. 10, 2023	Sep. 30, 2023	Aug. 01, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Additional payments		$ 7,500,000
Assets and liabilities acquired:
Goodwill		$ 8,224,708
Wisconsin Fertility Institute Acquisition[Member]
Business Acquisition [Line Items]
Cash	$ 2,150,000
Holdback	350,000
Additional payments	7,500,000
Business acquisition cost	10,000,000
Assets and liabilities acquired:
FLOW intercompany receivable	528,756
Property and equipment, net			$ 25,292
Tradename			1,000,000
Assembled workforce			500,000
Noncompetition agreement			$ 250,000
Goodwill	8,224,708
WFRSA intercompany note	(528,756)
Total assets and liabilities acquired	$ 10,000,000